UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-7702
                                  ------------

Value Line Asset Allocation Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                   --------------

Date of fiscal year end: March 31, 2004
                         --------------

Date of reporting period: September 30, 2003
                          ------------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

Item 2.  Code of Ethics
-------  --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         Not applicable.

Item 9.  Controls and Procedures.
-------  ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.
-------  ---------

         (a)      Not applicable.

         (b)      (1)     Certification pursuant to Rule 30a-2 under the
                          Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                  (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant tot he requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By   /s/ Jean B. Buttner
     -------------------------------------------------------------------------
     Jean B. Buttner, President


Date: December 4, 2003
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   /s/ Jean B. Buttner
     -------------------------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By   /s/ David T. Hengison
     -------------------------------------------------------------------------
     David T. Hengison, Vice President, Treasurer, Principal Financial Officer


Date: December 4, 2003
     ----------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Jeffrey D. Geffen
                       VICE PRESIDENT
                       Nancy L. Bendig
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #527651

--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                              SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


                                   VALUE LINE
                                     ASSET
                                  ALLOCATION
                                   FUND, INC.




                               [VALUE LINE LOGO]

VALUE LINE ASSET ALLOCATION FUND, INC.

                                                         TO OUR VALUE LINE ASSET
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS:

We are pleased to report that the Value Line Asset Allocation Fund earned a total return of 13.97% for the six months ending September 30, 2003. In the same period, the Standard & Poor's 500 Stock Index showed a total return of 18.43%(1), and the Lehman Government/Credit Bond Index had a total return of 3.00%(2).

Your Fund began the six-month period with 81% of its assets allocated to stocks. As the market rose, we gradually moved a portion of this investment out of stocks and into cash and bonds, ending the period with 63% of fund assets in stocks. Meanwhile, the allocation to bonds rose from 8% of assets to about 14% by September 30th. Cash equivalents rose from 11% of assets to 23%. The Fund's asset allocation is guided by Value Line's proprietary stock market and bond market models, which are based on a variety of economic and financial variables. The recent rise in stock prices, combined with an increase in interest rates, have been the primary factors making the models less favorable toward stocks, and more tilted than before toward bonds and cash.

As for individual stock selection, we adhere to a disciplined strategy that has served the Fund well over the years. We aim to always stay with winners-that is, those companies showing strong earnings momentum and strong stock price momentum relative to other companies. Faltering momentum generally leads us to quickly sell a stock, to be replaced by an issue showing greater recent success. The portfolio's 200-plus stockholdings are diversified across many industries. Currently, top sector representations in the Fund are healthcare (18% of the stock portfolio), financial services (17%), retailing (7%), and technology (7%). The size of the companies is also well-diversified across small-, mid-, and large-capitalizations.

We believe our successful investment discipline, combined with a vigilant eye on risk, will continue to earn your confidence in the years ahead. Thank you for investing with us.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN AND PRESIDENT

November 10, 2003

--------------------------------------------------------------------------------
(1) THE S&P 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, SO IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE-BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, SO IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
--------------------------------------------------------------------------------
2

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

ALLOCATION FUND SHAREHOLDERS
--------------------------------------------------------------------------------
ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, is now exhibiting much more spirit. Indeed, the nation's gross domestic product, underpinned by a strengthening in both consumer spending and capital goods activity, grew by a scintillating 7.2% in the third quarter and seems poised to increase by a solid, if less-eyecatching 4%, or so, in the final quarter of 2003. True, there are pockets of more subdued activity around, most notably in the employment area, where jobless totals remain quite high. Overall, though, the economic picture is materially brighter than it was earlier in 2003 when talk of a possible double-dip recession was being heard.

Meanwhile, the ongoing support of the Federal Reserve Board, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the help needed for the U.S. economy to continue pushing forward nicely in 2004, when we expect GDP growth to average a healthy 3%-4%.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should remain in check through the latter years of this decade. Long-term interest rates, which increased for a time during the past few months, as the economy perked up, should stabilize at just modestly higher levels over the next several years.


PERFORMANCE DATA:*

                                                          AVERAGE ANNUAL
                                                           TOTAL RETURN
                                                          ---------------
 1 year ended 9/30/03 .................................      +13.36%
 5 years ended 9/30/03 ................................       +5.86%
10 years ended 9/30/03 ................................      +11.34%

--------------------------------------------------------------------------------
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE        SHARES                                                VALUE
----------------------------------------------------------------        -----------------------------------------------------------

COMMON STOCKS (63.1%)                                                            BANK - CANADIAN (0.2%)
         ADVERTISING (0.5%)                                             10,000   Bank of Montreal .....................  $  345,000
21,000   Harte-Hanks, Inc. .........................  $  387,240
10,000   R.H. Donnelley Corp.* .....................     404,100                 BANK - MIDWEST (1.2%)
                                                      ----------         8,000   Associated Banc-Corp. ................     302,400
                                                         791,340        11,550   Commerce Bancshares, Inc. ............     505,312
         AEROSPACE/DEFENSE (0.3%)                                       20,500   First Midwest Bancorp, Inc. ..........     609,055
 7,000   Engineered Support Systems, Inc. ..........     423,500         7,000   First Tennessee National Corp. .......     297,220
                                                      ----------
         AIR TRANSPORT (0.6%)                                                                                             1,713,987
 6,000   FedEx Corp. ...............................     386,580                 BEVERAGE -
 7,000   JetBlue Airways Corp.* ....................     426,790                   ALCOHOLIC (0.3%)
                                                      ----------         9,000   Anheuser-Busch Companies, Inc. .......     444,060
                                                         813,370
         APPAREL (0.4%)                                                          BIOTECHNOLOGY (0.3%)
 5,400   Columbia Sportswear Co.* ..................     284,850        17,000   Medicines Company (The)* .............     442,000
 9,000   Liz Claiborne, Inc. .......................     306,450
                                                      ----------                 BUILDING MATERIALS (0.4%)
                                                         591,300        12,000   Jacobs Engineering Group, Inc.* ......     541,200
         AUTO PARTS (1.3%)
 4,500   Advance Auto Parts, Inc.* .................     319,050                 CANADIAN - ENERGY (0.2%)
13,000   Gentex Corp. ..............................     452,920         8,000   EnCana Corp. .........................     291,040
 7,000   Johnson Controls, Inc. ....................     662,200
 7,500   Lear Corp.* ...............................     394,800                 CHEMICAL -
                                                      ----------                   DIVERSIFIED (0.6%)
                                                       1,828,970        12,000   3M Company ...........................     828,840
         BANK (4.5%)
 8,000   Bank of America Corp. .....................     624,320                 CHEMICAL -
15,000   Bank of Hawaii Corp. ......................     503,700                   SPECIALTY (0.9%)
14,562   Charter One Financial, Inc. ...............     445,597        16,000   Airgas, Inc. .........................     284,800
12,600   F.N.B. Corp. ..............................     434,700        20,000   Ecolab Inc. ..........................     505,000
 9,000   Hudson United Bancorp .....................     316,530         9,000   Praxair, Inc. ........................     557,550
 7,000   M & T Bank Corp. ..........................     611,100                                                         ----------
19,000   Popular, Inc. .............................     756,200                                                          1,347,350
28,000   SouthTrust Corp. ..........................     822,920                 COMPUTER &
24,000   UCBH Holdings, Inc. .......................     725,520                   PERIPHERALS (1.0%)
12,000   Wells Fargo & Co. .........................     618,000        12,000   Dot Hill Systems Corp.* ..............     165,120
15,000   Westamerica Bancorporation ................     666,750        18,000   Lexar Media, Inc.* ...................     306,720
                                                      ----------        10,000   SanDisk Corp.* .......................     637,400
                                                       6,525,337         6,900   Zebra Technologies Corp. Class "A"* ..     355,833
                                                                                                                         ----------
                                                                                                                          1,465,073

-----------------------------------------------------------------------------------------------------------------------------------

4
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
                                                                                             VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                                                                 SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                        VALUE     SHARES                                                VALUE
-------------------------------------------------------------------     -----------------------------------------------------------

         COMPUTER SOFTWARE &                                                     EDUCATIONAL
           SERVICES (1.8%)                                                         SERVICES (2.5%)
13,000   Accenture Ltd.* ...........................     $  290,420     14,250   Apollo Group, Inc. Class "A"* ........  $  940,928
10,000   Advanced Digital Information Corp.* .......        140,200     26,000   Career Education Corp.* ..............   1,177,800
 6,000   Cognizant Technology Solutions                                 13,000   Education Management Corp.* ..........     749,710
           Corp. Class "A"* ........................        218,820     15,000   ITT Educational Services, Inc.* ......     718,800
12,000   Fair, Issac & Co., Inc. ...................        707,520                                                      ----------
12,000   Magma Design Automation, Inc.* ............        235,440                                                       3,587,238
 9,000   Mercury Interactive Corp.* ................        408,690              ELECTRICAL
 9,000   Symantec Corp.* ...........................        567,180                EQUIPMENT (0.4%)
                                                         ----------     14,000   FLIR Systems, Inc.* ..................     358,680
                                                          2,568,270      6,000   Rockwell Automation, Inc. ............     157,500
         DIVERSIFIED                                                                                                     ----------
           COMPANIES (1.0%)                                                                                                 516,180
 8,000   American Standard Companies, Inc.* ........        674,000              ELECTRIC UTILITY -
 9,000   Ametek, Inc. ..............................        385,740                CENTRAL (0.4%)
 1,800   Danaher Corp. .............................        132,948     10,000   Entergy Corp. ........................     541,500
 6,000   ESCO Technologies, Inc.* ..................        271,620
                                                         ----------              ELECTRIC UTILITY -
                                                          1,464,308                EAST (0.2%)
         DRUG (3.2%)                                                     5,000   Exelon Corp. .........................     317,500
17,300   Amylin Pharmaceuticals, Inc.* .............        488,552
 8,000   Angiotech Pharmaceuticals, Inc.* ..........        349,200              ELECTRONICS (0.7%)
19,000   Columbia Laboratories, Inc.* ..............        229,520     10,000   Harman International Industries, Inc.      983,500
 8,000   Flamel Technologies S.A. (ADR)* ...........        269,680
 8,000   Forest Laboratories, Inc.* ................        411,600              ENTERTAINMENT (0.1%)
10,000   Gilead Sciences, Inc.* ....................        559,300      7,000   Fox Entertainment Group, Inc. Class "A"*   195,930
 4,000   MGI Pharma, Inc.* .........................        157,040
12,000   Mylan Laboratories, Inc. ..................        463,800              ENTERTAINMENT
 7,000   Neurocrine Biosciences, Inc.* .............        346,640                TECHNOLOGY (0.5%)
 3,000   Pfizer, Inc. ..............................         91,140      7,500   Avid Technology, Inc.* ...............     396,300
12,000   Pharmaceutical Resources, Inc.* ...........        818,640      8,400   Take-Two Interactive Software, Inc.* .     287,028
 9,000   Teva Pharmaceutical                                                                                             ----------
           Industries Ltd. (ADR) ...................        514,350                                                         683,328
                                                         ----------              ENVIRONMENTAL (0.7%)
                                                          4,699,462      9,000   Republic Services, Inc. ..............     203,760
                                                                        16,500   Stericycle, Inc.* ....................     778,305
                                                                                                                         ----------
                                                                                                                            982,065

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                                                                               5
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
VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                        VALUE     SHARES                                                VALUE
-------------------------------------------------------------------     -----------------------------------------------------------

         FINANCIAL SERVICES -                                                    INDUSTRIAL SERVICES (1.3%)
           DIVERSIFIED (1.0%)                                           13,000   Aaron Rents, Inc. ...................   $  272,350
 9,500   Brown & Brown, Inc. ........................    $  292,410      8,000   C.H. Robinson Worldwide, Inc. .......      297,680
26,950   Fidelity National Financial, Inc. ..........       810,117      5,000   Corrections Corp of America* ........      123,350
 9,000   SLM Corp. ..................................       350,640      9,000   Expeditors International of
                                                         ----------                Washington, Inc. ..................      309,690
                                                          1,453,167      9,500   Iron Mountain, Inc.* ................      341,050
         FOOD PROCESSING (0.9%)                                         13,000   Kroll Inc.* .........................      241,800
10,000   Bunge Limited ..............................       275,000     22,000   Navigant Consulting, Inc.* ..........      270,820
21,000   Dean Foods Co.* ............................       651,630                                                      ----------
 7,000   Wrigley (Wm.) Jr. Co. ......................       387,100                                                       1,856,740
                                                         ----------              INFORMATION
                                                          1,313,730                SERVICES (0.7%)
         FOOD WHOLESALERS (0.5%)                                        13,000   Alliance Data Systems Corp.* ........      343,200
10,000   Performance Food Group Co.* ................       407,100      9,000   Arbitron, Inc.* .....................      317,700
12,000   SYSCO Corp. ................................       392,520      8,500   FactSet Research Systems, Inc. ......      376,975
                                                         ----------                                                      ----------
                                                            799,620                                                       1,037,875
         FURNITURE/HOME                                                          INSURANCE - LIFE (0.2%)
           FURNISHINGS (0.1%)                                            8,200   Torchmark Corp. .....................      333,248
 7,000   Select Comfort Corp.* ......................       185,500
                                                                                 INSURANCE - PROPERTY &
         HOME APPLIANCE (0.4%)                                                     CASUALTY (1.7%)
14,000   Toro Company (The) .........................       630,000     22,500   Berkley (W.R.) Corp. ................      770,850
                                                                         5,000   Everest Re Group, Ltd. ..............
         HOTEL/GAMING (1.8%)                                             1,400   Markel Corp.* .......................      373,800
15,000   Alliance Gaming Corp.* .....................       304,200     18,000   Old Republic International Corp. ....      595,620
15,000   GTECH Holdings Corp. .......................       642,750      7,500   RenaissanceRe Holdings Ltd. .........      342,225
35,000   International Game Technology ..............       985,250                                                      ----------
28,000   Penn National Gaming, Inc.* ................       596,960                                                       2,458,295
 4,000   Station Casinos, Inc. ......................       122,400              INTERNET (0.5%)
                                                         ----------     24,000   AmeriTrade Holding Corp.* ...........      270,000
                                                          2,651,560      8,000   eBay, Inc.* .........................      428,080
         HOUSEHOLD                                                                                                       ----------
           PRODUCTS (1.3%)                                                                                                  698,080
 7,000   Church & Dwight Co., Inc. ..................       244,930              MACHINERY (0.6%)
16,000   Energizer Holdings, Inc.* ..................       588,320     10,000   Graco Inc. ..........................      375,500
20,000   Rent-A-Center, Inc.* .......................       646,000     16,000   Tractor Supply Co.* .................      524,960
 7,000   Scotts Company (The) Class "A"* ............       382,900                                                      ----------
                                                         ----------                                                         900,460
                                                          1,862,150

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6
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
                                                                                             VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                                                                 SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                      VALUE       SHARES                                                VALUE
-----------------------------------------------------------------       -----------------------------------------------------------

         MANUFACTURED                                                          NATURAL GAS -
           HOUSING/RECREATIONAL                                                  DISTRIBUTION (0.7%)
           VEHICLE (0.7%)                                               13,000   AGL Resources Inc. .................    $  366,210
12,600   Oshkosh Truck Corp. .......................   $  499,086        9,000   Energen Corp. ......................       325,620
11,000   Winnebago Industries, Inc. ................      490,380       13,050   UGI Corp. ..........................       377,537
                                                       ----------                                                        ----------
                                                          989,466                                                         1,069,367
         MEDICAL SERVICES (2.4%)                                                 NATURAL GAS -
10,500   aaiPharma, Inc.* ..........................      179,655                  DIVERSIFIED (0.8%)
 9,244   Anthem, Inc.* .............................      659,374        7,500   Equitable Resources, Inc. ..........       308,250
 6,000   Coventry Health Care, Inc.* ...............      316,440       12,500   Patina Oil & Gas Corp. .............       453,000
10,000   Health Net, Inc.* .........................      316,700       16,000   XTO Energy, Inc. ...................       335,840
 9,000   Mid Atlantic Medical Services, Inc.* ......      462,870                                                        ----------
18,750   Odyssey Healthcare, Inc.* .................      559,125                                                         1,097,090
11,000   Renal Care Group, Inc.* ...................      375,650                NEWSPAPER (0.2%)
 8,500   Wellpoint Health Networks, Inc.* ..........      655,180          500   Washington Post Co. (The) Class "B"        332,500
                                                       ----------
                                                        3,524,994                OFFICE EQUIPMENT &
         MEDICAL SUPPLIES (5.5%)                                                   SUPPLIES (0.3%)
 7,000   Alcon, Inc. ...............................      393,050       20,000   Staples, Inc.* .....................       475,000
 4,000   Bard (C.R.), Inc. .........................      284,000
11,000   Biomet, Inc. ..............................      369,710                PACKAGING &
10,000   Boston Scientific Corp.* ..................      638,000                  CONTAINER (0.9%)
16,000   Cooper Companies, Inc. ....................      652,000        6,000   Ball Corp. .........................       324,000
18,000   DENTSPLY International, Inc. ..............      807,120        8,000   Bemis Co., Inc. ....................       354,400
 3,000   Edwards Lifesciences Corp.* ...............       81,240        7,500   CLACOR Inc. ........................       292,500
12,000   Fisher Scientific International, Inc.* ....      476,280       11,000   Jarden Corp.* ......................       415,250
 6,000   Guidant Corp. .............................      281,100                                                        ----------
13,000   Henry Schein, Inc.* .......................      737,100                                                         1,386,150
12,000   IDEXX Laboratories, Inc.* .................      509,880                PETROLEUM -
 4,000   Inamed Corp.* .............................      293,800                  INTEGRATED (0.3%)
 9,000   Respironics, Inc.* ........................      376,020        7,000   Murphy Oil Corp. ...................       411,250
11,200   St. Jude Medical, Inc.* ...................      602,224
 5,000   Stryker Corp. .............................      376,550                PETROLEUM -
13,000   Varian Medical Systems, Inc.* .............      747,240                  PRODUCING (1.1%)
 6,500   Zimmer Holdings, Inc.* ....................      358,150        5,250   Apache Corp. .......................       364,035
                                                       ----------       18,000   Chesapeake Energy Corp. ............       194,040
                                                        7,983,464        8,000   Evergreen Resources, Inc.* .........       216,000
                                                                         9,200   Pogo Producing Co. .................       416,576
                                                                         9,000   Suncor Energy, Inc. ................       166,950
                                                                        14,000   Unit Corp.* ........................       263,760
                                                                                                                         ----------
                                                                                                                          1,621,361

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
VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                        VALUE     SHARES                                                VALUE
-------------------------------------------------------------------     -----------------------------------------------------------

         PHARMACY SERVICES (0.6%)                                                RETAIL BUILDING
15,000   Accredo Health, Inc.* .....................     $  419,850                SUPPLY (0.2%)
 4,000   AdvancePCS* ...............................        182,280      9,000   Fastenal Co. .........................  $  340,200
 9,000   Omnicare, Inc. ............................        324,540
                                                         ----------              RETAIL - SPECIAL
                                                            926,670                LINES (3.6%)
         PUBLISHING (0.3%)                                               4,000   Aeropostale, Inc.* ...................     108,200
 8,000   Meredith Corp. ............................        369,360     16,000   Bed Bath & Beyond Inc.* ..............     610,880
                                                                         7,000   Best Buy Co., Inc.* ..................
         R.E.I.T. (1.8%)                                                36,000   Chico's FAS, Inc.* ...................   1,103,040
   118   Cross Timbers Royalty Trust ...............          2,486     13,000   Coach, Inc.* .........................     709,800
11,000   Developers Diversified Realty Corp. .......        328,570     11,000   Fossil, Inc.* ........................     266,530
10,300   Macerich Company (The) ....................        388,825     15,500   Movie Gallery, Inc.* .................     304,575
 9,000   Pan Pacific Retail Properties, Inc. .......        387,000     20,000   NBTY, Inc.* ..........................     467,000
 4,000   Pennsylvania Real Estate                                       12,000   PETsMART, Inc. .......................     272,400
           Investment Trust ........................        133,800     15,000   Pier 1 Imports, Inc. .................     288,600
10,000   ProLogis Trust ............................        302,500     13,000   Ross Stores, Inc. ....................     602,680
 8,000   Simon Property Group, Inc. ................        348,640      8,000   TJX Companies, Inc. (The) ............     155,360
17,000   Thornburg Mortgage, Inc. ..................        430,610                                                      ----------
 7,000   Weingarten Realty Investors ...............        315,000                                                       5,221,705
                                                         ----------              RETAIL STORE (0.5%)
                                                          2,637,431      5,000   Dollar General Corp. .................     100,000
         RAILROAD (0.1%)                                                17,000   Family Dollar Stores, Inc. ...........     678,130
 2,000   CP Holders, Inc. ..........................        103,480                                                      ----------

         RECREATION (0.3%)                                                       SECURITIES
20,000   Marvel Enterprises, Inc.* .................        445,000                BROKERAGE (0.2%)
                                                                         4,400   Bear Stearns
         RESTAURANT (2.8%)                                                       Companies, Inc. (The) ................     329,120
19,500   Applebee's International, Inc. ............        613,860
12,000   Brinker International, Inc.* ..............        400,320              TELECOMMUNICATIONS
13,000   CBRL Group, Inc. ..........................        461,240                EQUIPMENT (0.5%)
15,000   McDonald's Corp. ..........................        353,100     24,000   Andrew Corp.* ........................     294,960
 8,000   P.F. Chang's China Bistro, Inc.* ..........        362,800     17,000   Avaya, Inc.* .........................     185,300
15,000   Panera Bread Co. Class "A"* ...............        614,400     10,000   UTStarcom, Inc.* .....................     318,100
22,500   RARE Hospitality International, Inc.* .....        560,475                                                      ----------
15,000   Ruby Tuesday, Inc. ........................        361,650                                                         798,360
12,000   Sonic Corp.* ..............................        303,360              TELECOMMUNICATION
                                                         ----------                SERVICES (0.5%)
                                                          4,031,205     16,000   Nextel Communications, Inc. Class "A"*     315,040
                                                                         8,000   NTL Inc.* ............................     376,960
                                                                                                                         ----------
                                                                                                                            692,000

-----------------------------------------------------------------------------------------------------------------------------------

8

                                                                                             VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                                                                 SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL
SHARES                                                     VALUE         AMOUNT                                               VALUE
----------------------------------------------------------------        -----------------------------------------------------------
                                                                        U.S. GOVERNMENT AGENCY
         THRIFT (2.2%)                                                     OBLIGATIONS (14.0%)
13,000   Flagstar Bancorp, Inc. .................   $    298,350        $5,000,000   Federal Home Loan Bank
 4,000   Golden West Financial Corp. ............        358,040                       2.40%, 12/19/05 ..............  $  5,012,600
16,500   Hudson City Bancorp, Inc. ..............        508,860         3,000,000   Federal Home Loan Bank
26,666   New York Community Bancorp, Inc. .......        840,246                       2.65%, 12/19/05 ..............     3,009,174
49,000   Sovereign Bancorp, Inc. ................        908,950         1,000,000   Federal Home Loan Bank
 9,000   Webster Financial Corp. ................        358,920                       3.00%, 3/23/06 ...............     1,003,794
                                                    ------------         2,000,000   Private Export Funding
                                                       3,273,366                       Corporation Notes Series "J"
         TOILETRIES/                                                                   7.65%, 5/15/06 ...............     2,289,216
           COMESTICS (0.4%)                                              1,000,000   Federal National Mortgage
 8,000   Avon Products, Inc. ....................        516,480                       Association 3.250%, 1/15/08 ..     1,014,175
                                                                         2,500,000   Federal Home Loan Mortgage
         TRUCKING/TRANSPORTATION                                                       Corp. 5.75%, 1/15/12 .........     2,775,820
           LEASING (1.0%)                                                4,000,000   Federal Home Loan Mortgage
12,000   Arkansas Best Corp. ....................        330,000                       Corp. 5.125%, 7/15/12 ........     4,252,348
 6,600   Landstar System, Inc.* .................        402,732         1,000,000   Federal Home Loan Mortgage
 8,000   Roadway Corp. ..........................        390,160                       Corp. 4.50%, 1/15/13 .........     1,011,654
17,000   Werner Enterprises, Inc. ...............        389,470                                                       ------------
                                                    ------------                     TOTAL U.S. GOVERNMENT
                                                       1,512,362                       AGENCY OBLIGATIONS
                                                    ------------                       (COST $19,553,126) ...........    20,368,781
         TOTAL COMMON STOCKS                                                                                           ------------
           (Cost $67,672,638) ...................     91,977,584                     TOTAL INVESTMENT
                                                    ------------                       SECURITIES (77.1%)
                                                                                       (COST $87,225,764) ...........   112,346,365
                                                                                                                       ------------
                                                                        SHORT-TERM INVESTMENTS (23.1%)
                                                                          U.S. TREASURY OBLIGATIONS (15.9%)
                                                                          10,000,000   United States Treasury Bills
                                                                                         0.969%, due 12/4/03 ........     9,982,769
                                                                           8,234,000   United States Treasury Bills
                                                                                         1.011%, due 3/11/04 ........     8,196,548
                                                                           5,000,000   United States Treasury Bills
                                                                                         0.990%, due 3/11/04 ........     4,977,725
                                                                                                                       ------------
                                                                                       TOTAL U.S. TREASURY
                                                                                         OBLIGATIONS
                                                                                         (Cost $23,157,042) .........    23,157,042
                                                                                                                       ------------

-----------------------------------------------------------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                              SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                               VALUE
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.2%)
  (including accrued interest)
$7,000,000  Collateralized by $6,936,000
              U.S. Treasury Bonds 5.25%,
              due 2/15/29, with a value of
              $7,213,440 (with UBS
              Warburg LLC, 0.97%, dated
              9/30/03, due 10/1/03,
              delivery value $7,000,189) ...................   $  7,000,189
 3,500,000  Collateralized by $2,740,000
              U.S. Treasury Bonds 7.25%,
              due 515/16, with a value of
              $3,571,419 (with Morgan
              Stanley 0.87%, dated 9/30/03,
              due 10/1/03, delivery value
              $3,500,084) ..................................      3,500,084
                                                               ------------
            TOTAL REPURCHASE
              AGREEMENTS
              (COST $10,500,273) ...........................     10,500,273
                                                               ------------
            TOTAL SHORT-TERM
              INVESTMENTS
              (COST $33,657,315) ...........................     33,657,315
                                                               ------------
LIABILITIES OVER CASH AND
  OTHER ASSETS (-0.2%)......................................       (224,879)
                                                               ------------
NET ASSETS (100.0%) ........................................   $145,778,801
                                                               ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  OUTSTANDING SHARE
  ($145,778,801 DIVIDED BY 8,590,468
  SHARES OUTSTANDING).......................................   $      16.97
                                                               ============

    * NON-INCOME PRODUCING
(ADR) AMERICAN DEPOSITARY RECEIPTS








SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                                                                             VALUE LINE ASSET ALLOCATION FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                    STATEMENT OF OPERATIONS FOR THE
AT SEPTEMBER 30, 2003 (UNAUDITED)                                      SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:                                                                INVESTMENT INCOME:
Investment securities, at value                                        Dividends (net of foreign
   (Cost - $87,225,764) ......................  $112,346,365              withholding tax of $3,632) ................  $   502,301
Short-term investments                                                 Interest and other ...........................      457,376
   (Cost - $33,657,315) ......................    33,657,315                                                           -----------
Cash .........................................       121,671                Total Income ............................      959,677
Receivable for securities sold ...............       210,380                                                           -----------
Dividends and interest receivable ............       196,922           EXPENSES:
Receivable for capital shares sold ...........        89,947           Advisory fee .................................      472,440
                                                ------------           Service and distribution plan fee ............      181,708
      TOTAL ASSETS ...........................   146,622,600           Auditing and legal fees ......................       32,670
                                                ------------           Custodian fees ...............................       29,766
LIABILITIES:                                                           Transfer agent fees ..........................       24,074
Payable for securities purchased .............       550,747           Accounting & bookkeeping expense .............       16,200
Payable for capital shares repurchased .......       159,208           Insurance, dues and other ....................       14,071
Accrued expenses:                                                      Printing .....................................       14,048
   Advisory fee payable ......................        78,614           Registration and filing fees .................       11,336
   Service and distribution plan                                       Directors' fees and expenses .................        9,998
      fees payable ...........................        30,236           Postage ......................................        5,620
   Other .....................................        24,994                                                           -----------
                                                ------------                Total Expenses before
      TOTAL LIABILITIES ......................       843,799                   custody credits ......................      811,931
                                                ------------                Less: custody credits ...................         (443)
NET ASSETS ...................................  $145,778,801                                                           -----------
                                                ============                Net Expenses ............................      811,488
NET ASSETS CONSIST OF:                                                                                                 -----------
Capital stock, at $.001 par value                                      NET INVESTMENT INCOME ........................      148,189
   (authorized 300,000,000, outstanding                                                                                -----------
   8,590,468 shares) .........................  $      8,591           NET REALIZED AND UNREALIZED GAIN
Additional paid-in capital ...................   139,970,036              ON INVESTMENTS:
Undistributed net investment income ..........       198,248                Net Realized Gain .......................    9,655,872
Accumulated net realized loss on                                            Change in Net Unrealized
   investments ...............................   (19,518,675)                  Appreciation .........................    9,040,788
Net unrealized appreciation of                                                                                         -----------
   investments ...............................    25,120,601           NET REALIZED GAIN AND CHANGE IN
                                                ------------              NET UNREALIZED APPRECIATION
NET ASSETS ...................................  $145,778,801              ON INVESTMENTS ............................   18,696,660
                                                ============                                                           -----------
NET ASSET VALUE, OFFERING AND                                          NET INCREASE IN NET ASSETS
   REDEMPTION PRICE, PER                                                  FROM OPERATIONS ...........................  $18,844,849
   OUTSTANDING SHARE ($145,778,801 DIVIDED BY                                                                          ===========
   8,590,468 SHARES OUTSTANDING) .............  $      16.97
                                                ============




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED MARCH 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                                              SEPTEMBER 30, 2003       MARCH 31,
                                                                                                  (UNAUDITED)             2003
                                                                                             -------------------------------------
OPERATIONS:
 Net investment income .................................................................        $     148,189        $     150,036
 Net realized gain (loss) on investments ...............................................            9,655,872           (4,913,273)
 Change in net unrealized appreciation .................................................            9,040,788          (25,990,531)
                                                                                                -------------        -------------
 Net increase (decrease) in net assets from operations .................................           18,844,849          (30,753,768)
                                                                                                -------------        -------------
Distributions to Shareholders:
 Net investment income .................................................................                   --             (103,543)
                                                                                                -------------        -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ..........................................................           19,228,765           46,704,808
 Proceeds from reinvestment of distributions to shareholders ...........................                   --               97,946
 Cost of shares repurchased ............................................................          (30,456,590)         (93,990,396)
                                                                                                -------------        -------------
 Net decrease from capital share transactions ..........................................          (11,227,825)         (47,187,642)
                                                                                                -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................................            7,617,024          (78,044,953)
NET ASSETS:
 Beginning of period ...................................................................          138,161,777          216,206,730
                                                                                                -------------        -------------
 End of period .........................................................................        $ 145,778,801        $ 138,161,777
                                                                                                =============        =============
NET UNDISTRIBUTED INVESTMENT INCOME, AT END OF PERIOD ..................................        $     198,248        $      50,059
                                                                                                =============        =============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------
                                                                              13

VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                                 SIX MONTHS ENDED           YEAR ENDED
                                SEPTEMBER 30, 2003           MARCH 31,
                                    (UNAUDITED)                2003
                                ------------------          ----------
Shares sold ................         1,168,147               2,972,432
Shares issued in
   reinvestment of
   dividends and
   distributions ...........                --                   6,500
                                     ---------               ---------
                                     1,168,147               2,978,932
Shares repurchased .........         1,858,205               6,116,138
                                     ---------               ---------
Net decrease ...............          (690,058)             (3,137,206)
                                     ========               ==========

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                                            SIX MONTHS ENDED
                                                           SEPTEMBER 30, 2003
                                                              (UNAUDITED)
                                                          -------------------
PURCHASES:
U.S. Government Agency Obligations ....................       $ 9,000,000
Other Investment Securities ...........................        18,860,660
                                                              -----------
                                                              $27,860,660
                                                              ===========
SALES:
Investment Securities .................................       $57,323,291
                                                              ===========

4. INCOME TAXES:
At September 30, 2003, information on the tax components of capital is as follows:

Cost of investment for tax purposes ........................   $120,895,496
                                                               ============
Gross tax unrealized appreciation ..........................   $ 25,983,354
Gross tax unrealized depreciation ..........................        875,170
                                                               ------------
Net tax unrealized appreciation on investments .............   $ 25,108,184
                                                               ============
Capital loss carryforward expiring March 31, 2009 ..........   $  3,878,796
Capital loss carryforward expiring March 31, 2010 ..........   $ 19,455,162
Capital loss carryforward expiring March 31, 2011 ..........   $  5,806,634
                                                               ------------
Total loss carryforward ....................................   $ 29,140,592
                                                               ============

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

The difference between book and tax unrealized appreciation/(depreciation) is primarily attributable to wash sales.






--------------------------------------------------------------------------------
14

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

5.    ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES
      AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $472,440 was paid or payable to Value Line, Inc. the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2003. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2003, fees amounting to $181,708 were paid or payable to the Distributor under this Plan.

For the six months ended September 30, 2003, the Fund's expenses were reduced by $443 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund. During the six months ended September 30, 2003, the Fund paid brokerage commissions totaling $53,313 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 2003, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,687,544 shares of the Fund's capital stock, representing 19.64% of the outstanding shares.

















--------------------------------------------------------------------------------
                                                                              15

VALUE LINE ASSET ALLOCATION FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                           SIX MONTHS
                                              ENDED                                YEARS ENDED MARCH 31,
                                        SEPTEMBER 30, 2003 --------------------------------------------------------------------
                                           (UNAUDITED)        2003           2002           2001           2000           1999
                                        ---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD .......................          $  14.89       $  17.41       $  16.54       $  20.88       $  17.99       $  16.32
                                            --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ..........               .02            .02            .01            .23            .33            .03
  Net gains on securities
    (both realized and
    unrealized) ..................              2.06          (2.53)           .92          (3.84)          4.04           1.92
                                            --------       --------       --------       --------       --------       --------
  Total from investment
    operations ...................              2.08          (2.51)           .93          (3.61)          4.37           1.95
                                            --------       --------       --------       --------       --------       --------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ............                --           (.01)          (.06)          (.32)          (.24)          (.02)
  Distributions from
    realized gains ...............                --             --             --           (.41)         (1.24)          (.26)
                                            --------       --------       --------       --------       --------       --------
  Total distributions ............                --           (.01)          (.06)          (.73)         (1.48)          (.28)
                                            --------       --------       --------       --------       --------       --------
NET ASSET VALUE,
 END OF PERIOD ...................          $  16.97       $  14.89       $  17.41       $  16.54       $  20.88       $  17.99
                                            ========       ========       ========       ========       ========       ========
TOTAL RETURN .....................             13.97%+       (14.42%)         5.60%        (17.59%)        25.02%         12.16%
                                            ========       ========       ========       ========       ========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ..................         $ 145,779       $138,162       $ 216,207      $ 270,469      $ 311,715      $ 182,532
Ratio of operating expenses
 to average net assets ...........              1.11%*(2)      1.09%(2)        1.03%(2)       1.01%(2)       1.03%(2)       1.08%(1)
Ratio of net investment income
 to average net assets ...........              0.20%*         0.09%             --%          1.21%          1.93%          0.30%
Portfolio turnover rate ..........                24%+           51%             62%           123%            72%           129%

(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 AND FOR THE YEARS ENDED MARCH 31, 2003, 2002, 2001, AND 1.02% FOR THE YEAR ENDED MARCH 31, 2000.

+   NOT ANNUALIZED

 *  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16